THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
NOVEMBER 14, 2002 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON SEPTEMBER 30, 2003.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended       September 30, 2002
                                                ---------------------------

                         -----
Check here if Amendment  | X |            Amendment Number:   1
                         -----      -----                   -----
   This Amendment (Check only one): |   |  is a restatement
                                    -----
                                    -----
                                    | X |  adds new holdings entries.
                                    -----

Institutional Investment Manager Filing this Report:

Name:     RBS Partners, L.P.
          ------------------------------
Address:  200 Greenwich Ave.
          ------------------------------
          Greenwich, CT 06830
          ------------------------------

Form 13F File Number:      28-2610
                       -----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     William C. Crowley
          ------------------------------------------
Title:    President of General Partner
          ------------------------------------------
Phone:    (203) 861-4600
          ------------------------------------------

Signature, Place, and Date of Signing:

             /s/ William C. Crowley       Greenwich, CT      November 14, 2003
          ----------------------------   ----------------- -------------------
                    (Signature)            (City, State)          (Date)

Report Type ( Check only one):

-----
| X |   13F HOLDINGS REPORTS (Check here if all holdings of this reporting
-----   manager are reported in this report.)

-----
|   |   13F NOTICE (Check here if no holdings reported are in this report, and
-----   all holdings are reported by other reporting manager(s).)

-----
|   |   13F COMBINATION REPORT (Check here if a portion of the holdings for
----- this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F Summary Page


Report Summary:


Number of Other Included Managers:                            0
Form 13F Information Table Entry Total:                      18
Form 13F Information Table Value Total:                $907,480
                                                 (in thousands)


PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F Information Table

------------------------------------------------------------------------------------------------------------------------------------
     Column 1:        Column 2:      Column 3:   Column 4:             Column 5:          Column 6  Column 7:      Column 8:
                                                            ----------------------------
                                                 Fair Market                                                    Voting Authority
                                                   Value      Shares or                 --------------------------------------------
                      Title of         CUSIP     -----------  Principal                  Investment   Other
   Name of Issuer       Class          Number    (x $1,000)    Amount   SH/PRN  Put/Call Discretion  Managers  Sole    Shared  None
------------------------------------------------------------------------------------------------------------------------------------

Citigroup            Common           172967-10-1    1,433      48,333    SH              DEFINED               48,333
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup            Common           172967-10-1    7,788     262,667    SH                SOLE               262,667
------------------------------------------------------------------------------------------------------------------------------------
Cooper
   Industries Inc.   Common           216669-10-1    9,822     323,629    SH              DEFINED              323,629
------------------------------------------------------------------------------------------------------------------------------------
Cooper
   Industries Inc.   Common           216669-10-1   43,831   1,444,171    SH                SOLE             1,444,171
------------------------------------------------------------------------------------------------------------------------------------
Eastman Kodak
   Company           Common           277461-10-9    8,259     303,180    SH              DEFINED              303,180
------------------------------------------------------------------------------------------------------------------------------------
Eastman Kodak
   Company           Common           277461-10-9   43,448   1,595,020    SH                SOLE             1,595,020
------------------------------------------------------------------------------------------------------------------------------------
Household
   International     Common           441815-10-7   13,983     493,917    SH              DEFINED              493,917
------------------------------------------------------------------------------------------------------------------------------------
Household
   International     Common           441815-10-7   75,941   2,682,483    SH                SOLE             2,682,483
------------------------------------------------------------------------------------------------------------------------------------
Kmart FING I         PFD TRCV 7.75%   498778-20-8    2,148   1,220,705    SH              DEFINED                  N/A
------------------------------------------------------------------------------------------------------------------------------------
Kmart FING I         PFD TRCV 7.75%   498778-20-8      376     213,395    SH                SOLE                   N/A
------------------------------------------------------------------------------------------------------------------------------------
MGIC Investment
   Corp.             Common           552848-10-3      634      15,531    SH              DEFINED               15,531
------------------------------------------------------------------------------------------------------------------------------------
MGIC Investment
   Corp.             Common           552848-10-3    3,449      84,469    SH                SOLE                84,469
------------------------------------------------------------------------------------------------------------------------------------
Payless ShoeSource
   Inc.              Common           704379-10-6   19,007     351,916    SH              DEFINED              351,916
------------------------------------------------------------------------------------------------------------------------------------
Payless ShoeSource
    Inc.             Common           704379-10-6   91,292   1,690,284    SH                SOLE             1,690,284
------------------------------------------------------------------------------------------------------------------------------------
Providian Financial
   Corp              Note 3.250% 8/1  74406-AAA-0    8,937  13,910,000   PRN              DEFINED                  N/A
------------------------------------------------------------------------------------------------------------------------------------
Providian Financial
    Corp             Note 3.250% 8/1  74406-AAA-0   40,407  62,890,000   PRN                SOLE                   N/A
------------------------------------------------------------------------------------------------------------------------------------
Sears, Roebuck & Co. Common           812387-10-8   92,633   2,375,216    SH              DEFINED            2,375,216
------------------------------------------------------------------------------------------------------------------------------------
Sears, Roebuck & Co. Common           812387-10-8  444,092  11,386,984    SH                SOLE            11,386,984
------------------------------------------------------------------------------------------------------------------------------------

PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.